Goodwill and Other Intangible Assets (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Acquired intangible assets subject to amortization
Gross carrying amount, beginning of year	$ 89		$ 89		$ 90
Accumulated net amortization	40		34		25		18
Net carrying amount, Beginning of year	55	[1]	64	[1]	72
Acquisition of business	0		0		(1)
Amortization, net of the accretion of interest	(6)		(9)		(7)
Net carrying amount, end of year	49	[1]	55	[1]	64	[1]
Gross carrying amount, end of year	89		89		89
Retirement Plans [Member]
Acquired intangible assets subject to amortization
Net carrying amount, end of year	$ 11

[1]	Includes $11 for the Retirement Plans reporting unit. For further information, see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements.